Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property, plant and equipment
	%	Mainly %

Laboratory equipment and Leasehold improvements	10	10

Computers, office furniture and equipment	6 - 33	33

Schedule of major customer data as a percentage of total revenues
	December 31,
	2021	2020

Cipher Pharmaceuticals	12%	20%
Chong Kun Dang Pharmaceuticals Corp.	24%	45%
Gebro Holding GmBH	23%	35%
Ewopharma AG	41%	-

	100%	100%